CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS’ DEFICIT - USD ($) $ in Thousands	Total	Series E-1 Convertible Preferred Stock [Member]	Common Class A	Common Class B	Series E Convertible Preferred Stock [Member]	Common Stock Common Class A	Common Stock Common Class B	Additional Paid-in Capital	Accumulated Other Comprehensive Profit (Loss)	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2019	26,977,290
Beginning balance at Dec. 31, 2019	$ 105,354
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred shares, net of issuance costs (in shares)					2,900,826
Issuance of convertible preferred shares, net of issuance costs					$ 54,210
Ending balance (in shares) at Dec. 31, 2020	29,878,116
Ending balance at Dec. 31, 2020	$ 159,564
Beginning balance (in shares) at Dec. 31, 2019						13,704,858	0
Beginning balance at Dec. 31, 2019	(40,601)					$ 4	$ 0	$ 15,727	$ 0	$ (56,332)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	0
Issuance of ordinary shares upon exercise of share options (in shares)						605,694
Issuance of ordinary shares upon exercise of share options	642							642
Share-based compensation expense	7,997							7,997
Other comprehensive profit (loss)	0
Net profit (loss)	(11,347)									(11,347)
Ending balance (in shares) at Dec. 31, 2020						14,310,552	0
Ending balance at Dec. 31, 2020	(43,309)					$ 4	$ 0	24,366	0	(67,679)
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of convertible preferred shares, net of issuance costs (in shares)		962,940			1,450,414
Issuance of convertible preferred shares, net of issuance costs		$ 6,489			$ 50,519
Reclassification of convertible preferred share warrants upon IPO	$ 74,724
Conversion of Preferred Shares into Class A Ordinary Shares upon IPO (in shares)	(32,291,470)
Conversion of convertible preferred shares into Class A ordinary shares upon IPO	$ (291,296)
Ending balance (in shares) at Dec. 31, 2021	0
Ending balance at Dec. 31, 2021	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Conversion of Preferred Shares into Ordinary Shares upon IPO (in shares)						32,291,470
Conversion of Preferred Shares into Ordinary Shares upon IPO	291,296							291,296
Reclassification of convertible preferred share warrants upon IPO	35,778							35,778
Issuance of Class A Ordinary Shares upon IPO, net of underwriting discounts and commissions and other issuance costs (in shares)						19,925,000
Issuance of Class A ordinary shares upon IPO, net of underwriting discounts and commissions and other issuance costs	386,591							386,591
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	4					$ (4)		4
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization (in shares)							94,431,636
Issuance of ordinary shares upon exercise of share options (in shares)						2,381,269	625,124
Issuance of ordinary shares upon exercise of share options	2,948							2,948
Exchange of Class B ordinary shares to Class A ordinary shares (in shares)						7,001,240	(7,001,240)
Share-based compensation expense	33,489							33,489
Ordinary share warrants issued to a customer	777							777
Other comprehensive profit (loss)	176								176
Net profit (loss)	(178,885)									(178,885)
Ending balance (in shares) at Dec. 31, 2021			75,909,531	88,055,520		75,909,531	88,055,520
Ending balance at Dec. 31, 2021	$ 528,861					$ 0	$ 0	775,249	176	(246,564)
Ending balance (in shares) at Dec. 31, 2022	0
Ending balance at Dec. 31, 2022	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Elimination of ordinary share par value and issuance of Class B ordinary shares upon Recapitalization	$ 0
Issuance of ordinary shares upon exercise of share options (in shares)	3,919,606					3,919,606
Issuance of ordinary shares upon exercise of share options	$ 4,059							4,059
Exchange of Class B ordinary shares to Class A ordinary shares (in shares)						19,110,506	(19,110,506)
Share-based compensation expense	67,766							67,766
Ordinary share warrants issued to a customer	1,535							1,535
Other comprehensive profit (loss)	(1,815)								(1,815)
Net profit (loss)	(103,989)									(103,989)
Ending balance (in shares) at Dec. 31, 2022			102,084,746	68,945,014		102,084,746	68,945,014
Ending balance at Dec. 31, 2022	$ 496,417					$ 0	$ 0	$ 848,609	$ (1,639)	$ (350,553)